Troubled Debt Restructurings Modifications (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2015 INR (₨)		Mar. 31, 2015 USD ($) [1]	Mar. 31, 2014 INR (₨)		Mar. 31, 2015 USD ($) [1]
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		₨ 2,194.8	[1]		₨ 250.9	[2]	$ 35.2
Balance of Principal Forgiven		0.0	[1]	$ 0.0	0.0	[2]
Net P&L impact	[3]	185.8	[1]	$ 3.0	154.8	[2]
Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		257.5			83.9
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	9.8			7.8
Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		1,937.3			167.0
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	176.0			147.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0	[1]		0.0	[2]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	2,194.8	[1]		250.9	[2]	35.2
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	257.5			83.9
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value	[5]	1,937.3			167.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		0.0	[1]		0.0	[2]	$ 0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Retail Business Banking
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Wholesale loans
Financing Receivable, Modifications [Line Items]
TDR modifications carrying value		₨ 0.0			₨ 0.0

[1]	TDR modification during the year ended March 31, 2015 comprised of six cases.
[2]	TDR modification during the year ended March 31, 2014 comprised of four cases.
[3]	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
[4]	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
[5]	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.